Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions
Related Party Transactions

NOTE 5 – RELATED PARTY TRANSACTIONS

From time to time, the Company receives advances from the Company’s chief executive officer for working capital purposes.  The advances are non-interest bearing and are payable on demand. For the nine months ended September 30, 2016 and 2015, due to related party activity consisted of the following:

	Nine Months ended September 30, 2016	Nine Months ended September 30, 2015
Balance due to related party at beginning of period	$38,434	$8,051
Working capital advances received	38,000	800
Repayments made and conversions	(42,380)	(983)
Balance due to related party at end of period	$34,054	$7,868

NOTE 4 – RELATED PARTY TRANSACTIONS

From time to time, the Company receives advances from the Company’s chief executive officer for working capital purposes.  The advances are non-interest bearing and are payable on demand. For the year ended December 31, 2015 and 2014, due to related party activity consisted of the following:

	For the Year ended December 31, 2015	For the Year ended December 31, 2014
Balance due to related party at beginning of year	$8,051	$—
Working capital advances received	31,366	128,561
Repayments made and conversions	(983)	(120,510)
Balance due to related party at end of year	$38,434	$8,051